POWERSHARES EXCHANGE-TRADED FUND TRUST II

(the "Trust")

Supplement Dated April 29, 2008 to the Prospectus Dated February 29, 2008 of:

PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
(each, a "Fund")

All references to the "Merrill Lynch Insured National Long-Term Core Municipal Securities Index" are hereby replaced with "Merrill Lynch National Insured Long-Term Core Municipal Securities Index."

The first paragraph of the section titled "PowerShares Insured California Municipal Bond Portfolio—Investment Objective, Strategies and Risks—Index Methodology" is hereby removed and replaced with the following:

The Merrill Lynch California Insured Long-Term Core Municipal Securities Index is designed to track the performance of U.S. dollar-denominated investment grade tax-exempt debt publicly issued by California or Puerto Rico, or their political subdivisions, in the U.S. domestic market. Qualifying securities must have an unconditional contractual guaranty by an insurance company for any unpaid interest and principal, at least fifteen years remaining term to final maturity, a fixed coupon, a rating of a variable threshold set each month at two notches below the average composite rating of The Merrill Lynch US Insured Bond Municipal Securities Index (ticker "U0D0"), provided, however, that the minimum composite rating requirement will never fall below BBB3 (based on an average of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), and Fitch Ratings, Inc. ("Fitch")), and a minimum amount outstanding of $25 million per maturity. In addition, qualifying securities must be within five years of their original issue date and at least five years from their first call date. Original issue zero coupon bonds, privately issued securities which may be resold only in accordance with Rule 144A of the Securities Act of 1933, as amended (the "Securities Act") ("144A securities"), taxable municipal securities, securities subject to AMT in the hands of noncorporate shareholders, pre-refunded bonds, single and multi-family housing bonds and tobacco bonds are excluded from the Merrill Lynch California Insured Long-Term Core Municipal Securities Index.

The first paragraph of the section titled "PowerShares Insured National Municipal Bond Portfolio—Investment Objective, Strategies and Risks—Index Methodology" is hereby removed and replaced with the following:

The Merrill Lynch National Insured Long-Term Core Municipal Securities Index is designed to track the performance of U.S. dollar-denominated investment grade insured tax-exempt debt publicly issued by U.S. States, or their political subdivisions, included in the U.S. domestic market. Qualifying securities must have an unconditional contractual guaranty by an insurance company for any unpaid interest and principal, at least 20 years remaining on their term to final maturity, a fixed coupon, a rating of a variable threshold set each month at two notches below the average composite rating of The Merrill Lynch US Insured Bond Municipal Securities Index (ticker "U0D0"), provided, however, that the minimum composite rating requirement will never fall below BBB3 (based on an average of Moody's, S&P and Fitch), and a minimum principal amount outstanding of $25 million per maturity ($50 million prior to January 2005). In addition, qualifying securities must be within three years of their original issue date and at least five years from their first call date. Original issue zero coupon bonds, 144A securities, taxable municipal securities, securities subject to AMT in the hands of noncorporate shareholders, pre-refunded bonds, single and multi-family housing and tobacco bonds are excluded from the Merrill Lynch National Insured Long-Term Core Municipal Securities Index.

The first paragraph of the section titled "PowerShares Insured New York Municipal Bond Portfolio—Investment Objective, Strategies and Risks—Index Methodology" is hereby removed and replaced with the following:

The Merrill Lynch New York Insured Long-Term Core Municipal Securities Index is designed to track the performance of U.S. dollar-denominated investment grade tax-exempt debt publicly issued by New York or Puerto Rico, or their political subdivisions, included in the U.S. domestic market. Qualifying securities must have an unconditional contractual guaranty by an insurance company for any unpaid interest and principal, at least fifteen years remaining term to final maturity, a fixed coupon, a rating of a variable threshold set each month at two notches below the average composite rating of The Merrill Lynch US Insured Bond Municipal Securities Index (ticker "U0D0"), provided, however, that the minimum composite rating requirement will never fall below BBB3 (based on an average of Moody's, S&P and Fitch), and a minimum principal amount outstanding of $25 million per maturity ($50 million prior to January 2005). In addition, qualifying securities must be within five years of their original issue date and at least five years from their first call date. Original issue zero coupon bonds, 144A securities, taxable municipal securities, securities subject to AMT in the hands of noncorporate shareholders, pre-refunded bonds, single and multi-family housing bonds and tobacco bonds are excluded from the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.